Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

18. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
HongShan Capital Investment Management (Tianjin) Co., Ltd. (“formerly known as Sequoia Capital Investment Management (Tianjin) Co., Ltd.”)	Affiliate of shareholder of the Group

Wanjia Win-Win	Investee of Gopher Asset Management Co., Ltd. (“Gopher Assets”), a consolidated VIE of the Group

Shanghai Dingnuo Technology Co., Ltd. (“Dingnuo”)	Affiliate of shareholder of the Group[1]

Investee funds of Gopher Assets	Investees of Gopher Assets

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

Note 1: Dingnuo was no longer the affiliate of shareholder of the Group after the Group acquired 100% of the issued shares in DD Finance Ltd. (the parent company of Dingnuo) on June 28, 2023.

During the years ended December 31, 2022, 2023 and 2024, related party transactions were as follows:

	Year Ended December 31
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	63,809	16,365	21,288	2,916
Recurring service fees
Investee funds of Gopher Assets	768,161	712,479	613,172	84,004
HongShan Capital Investment Management (Tianjin) Co., Ltd.	16,791	16,286	5,088	697
Investee funds of Gopher Capital GP Ltd.	377,274	400,371	402,264	55,110
Total recurring service fees	1,162,226	1,129,136	1,020,524	139,811
Performance-based income
Investee funds of Gopher Assets	51,304	10,934	22,960	3,146
Investee funds of Gopher Capital GP Ltd.	74,224	110,331	81,938	11,225
Total performance-based income	125,528	121,265	104,898	14,371
Total	1,351,563	1,266,766	1,146,710	157,098

As of December 31, 2023 and 2024, amounts due from related parties associated with the above trading transactions were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Investee funds of Gopher Assets	238,033	302,724	41,473
Investee funds of Gopher Capital GP Ltd.	93,498	194,885	26,699
Amounts due from related parties (trade), gross	331,531	497,609	68,172
Less: allowance for credit losses	(9,194)	(7,484)	(1,025)
Total in net amounts	322,337	490,125	67,147

As of December 31, 2023, and 2024, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Investee funds of Gopher Assets	11,075	4,365	598
Investee funds of Gopher Capital GP Ltd.	74,679	5,034	690
Amounts due from related parties (non-trade), gross	85,754	9,399	1,288
Less: allowance for credit losses	(14,200)	—	—
Total in net amounts	71,554	9,399	1,288

The loans are due on demand and expected to be matured within one year, most of which are interest free.

As of December 31, 2023, and 2024, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Investee funds of Gopher Assets	8,830	873	120
Investee funds of Gopher Capital GP Ltd.	4,728	2,824	387
Total	13,558	3,697	507

During the years ended December 31, 2022, 2023 and 2024, donation made to Shanghai Noah Charity Fund were RMB3.2 million, RMB6.3 million and RMB9.3 million, respectively.

During the years ended December 31, 2022, 2023 and 2024, the Group paid RMB5.5 million, nil and nil as service fees to Dingnuo for development of an online mutual fund work station for the Group’s relationship managers and one-stop service platform for private equity fund managers, respectively.